Inventories - Summary of Inventories (Details) - EUR (€) € in Thousands	Mar. 31, 2026	Sep. 30, 2025
Classes of current inventories [abstract]
Raw materials	€ 75,498	€ 71,951
Work in progress	83,386	64,525
Finished goods	685,822	567,941
Inventories	€ 844,706	€ 704,417